Changes in Capital (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in capital [Roll Forward]
Beginning balance			$ 3,803,268,000
Beginning balance			3,759,766,000	3,975,462,000	3,975,462,000
Beginning balance			43,502,000
Comprehensive income [Abstract]
Net income	127,090,000	72,909,000	240,121,000	167,451,000	188,601,000	(211,567,000)	427,099,000
Other comprehensive income, net of tax [Abstract]
Foreign currency translation adjustment	(8,357,000)	(3,090,000)	(18,677,000)	(1,215,000)
Cash distributions to General Partner and unitholders			220,647,000	134,095,000	321,434,000	476,466,000	495,096,000
Purchase of AllianceBernstein Units	7,400,000		27,000,000		238,000,000	220,800,000
Ending balance	3,885,784,000		3,885,784,000		3,759,766,000	3,975,462,000
Ending balance	47,263,000		47,263,000		43,502,000
Ending balance	3,933,047,000		3,933,047,000		3,803,268,000
Balance due from Holding	9,200,000		9,200,000
Total Capital [Member]
Changes in capital [Roll Forward]
Beginning balance			3,803,268,000	4,029,487,000	4,029,487,000
Comprehensive income [Abstract]
Net income			240,121,000	167,451,000
Other comprehensive income, net of tax [Abstract]
Unrealized gains on investments			(24,000)	290,000
Foreign currency translation adjustment			(18,677,000)	(1,215,000)
Changes in employee benefit related items			498,000	133,000
Comprehensive income			221,918,000	166,659,000
Cash distributions to General Partner and unitholders			(220,647,000)	(134,095,000)
Receivables from affiliates			(7,844,000)
Capital distributions				(6,769,000)
Purchase of AllianceBernstein Units				(3,000,000)
Compensation-related transactions			137,501,000	46,484,000
Other			(1,149,000)	0
Ending balance	3,933,047,000	4,098,766,000	3,933,047,000	4,098,766,000
Partners Capital Attributable to AllianceBernstein Unitholders [Member]
Changes in capital [Roll Forward]
Beginning balance			3,759,766,000	3,975,462,000	3,975,462,000
Comprehensive income [Abstract]
Net income			235,230,000	161,463,000
Other comprehensive income, net of tax [Abstract]
Unrealized gains on investments			(24,000)	290,000
Foreign currency translation adjustment			(18,579,000)	(1,154,000)
Changes in employee benefit related items			498,000	133,000
Comprehensive income			217,125,000	160,732,000
Cash distributions to General Partner and unitholders			(220,647,000)	(134,095,000)
Receivables from affiliates			(7,844,000)
Capital contributions				1,684,000
Purchase of AllianceBernstein Units				(3,000,000)
Compensation-related transactions			137,501,000	46,484,000
Other			(117,000)	0
Ending balance	3,885,784,000	4,047,267,000	3,885,784,000	4,047,267,000
Non-controlling Interests in Consolidated Entities [Member]
Changes in capital [Roll Forward]
Beginning balance			43,502,000	54,025,000	54,025,000
Comprehensive income [Abstract]
Net income			4,891,000	5,988,000
Other comprehensive income, net of tax [Abstract]
Unrealized gains on investments			0	0
Foreign currency translation adjustment			(98,000)	(61,000)
Changes in employee benefit related items			0	0
Comprehensive income			4,793,000	5,927,000
Cash distributions to General Partner and unitholders			0	0
Receivables from affiliates			0
Capital distributions				(8,453,000)
Purchase of AllianceBernstein Units				0
Compensation-related transactions			0	0
Other			(1,032,000)
Ending balance	$ 47,263,000	$ 51,499,000	$ 47,263,000	$ 51,499,000